SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash And Cash Equivalents	$ 3,800,000
Total Stockholders' Equity	4,000,000		$ 420,000
Net Cash Used In Operating Activities	$ (9,699,791)	$ (8,087,748)	(10,856,203)	$ (9,272,856)
Lease term	12 years
Uninsured FDIC			5,127,956	5,870,477
Current assets	$ 4,513,593		5,689,000	6,795,506
Working capital			4,125,022	4,676,543
Cash			$ 5,600,000	$ 6,700,000